INTANGIBLE ASSET	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET

13.

INTANGIBLE ASSET

Intangible asset represents the following:

	December 31,
	2014	2013
Production technology
Cost	$4,883,473	$5,005,203
Less: Accumulated amortization	(2,321,260)	(1,878,602)
Net	$2,562,213	$3,126,601

Amortization expenses were $491,054, $493,389 and $481,029 for the years ended December 31, 2014, 2013 and 2012, respectively.

As of December 31, 2014, the expected amortization expense of the intangible asset for each of the next five years and thereafter as follows:

Year ending December 31,
2015	$491,054
2016	491,054
2017	491,054
2018	491,054
2019	491,054
Thereafter	106,943
$2,562,213

The Company has reviewed the recoverable amount of the production technology based on value-in-use calculations by undiscounting future cash flows and no impairment was required as of December 31, 2014, 2013 and 2012, respectively.